Quarterly Holdings Report
for
Fidelity® Puritan® K6 Fund
November 30, 2021
PUR-K6-NPRT1-0122
1.9893906.102
Common Stocks - 67.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.2%
Entertainment - 1.4%
Electronic Arts, Inc.	5,185	644,081
Endeavor Group Holdings, Inc. (a)	48,681	1,368,910
Live Nation Entertainment, Inc. (a)	3,747	399,618
LiveOne, Inc. (a)(b)	125,727	230,080
Netflix, Inc. (a)	6,494	4,168,499
Roblox Corp. (a)	13,816	1,742,198
Sea Ltd. ADR (a)	3,404	980,590
The Walt Disney Co. (a)	1,038	150,406
		9,684,382
Interactive Media & Services - 7.8%
Alphabet, Inc. Class C (a)	13,768	39,225,574
Meta Platforms, Inc. Class A (a)	41,125	13,343,418
Snap, Inc. Class A (a)	16,161	769,425
		53,338,417
Media - 0.0%
Liberty Media Corp. Liberty Formula One Group Series C (a)	1,981	120,683
TOTAL COMMUNICATION SERVICES		63,143,482
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.5%
Ford Motor Co.	58,669	1,125,858
General Motors Co. (a)	29,838	1,726,725
Tesla, Inc. (a)	665	761,265
		3,613,848
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (c)	36,200	6,245,948
Booking Holdings, Inc. (a)	663	1,393,527
Compass Group PLC (a)	50,216	979,607
Dutch Bros, Inc.	1,384	73,131
Hilton Worldwide Holdings, Inc. (a)	13,259	1,790,893
Marriott International, Inc. Class A (a)	21,457	3,166,195
Penn National Gaming, Inc. (a)	5,790	296,622
Starbucks Corp.	8,967	983,142
		14,929,065
Household Durables - 0.5%
D.R. Horton, Inc.	17,165	1,677,021
NVR, Inc. (a)	124	647,942
Toll Brothers, Inc.	19,318	1,226,113
		3,551,076
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	6,582	23,083,535
eBay, Inc.	6,313	425,875
Etsy, Inc. (a)	3,948	1,084,042
Revolve Group, Inc. (a)	1,250	95,213
Wayfair LLC Class A (a)	222	55,020
		24,743,685
Multiline Retail - 0.2%
Dollar General Corp.	6,563	1,452,392
Specialty Retail - 2.8%
Aritzia, Inc. (a)	14,011	555,197
Burlington Stores, Inc. (a)	43	12,605
Gap, Inc. (b)	38,059	629,115
Industria de Diseno Textil SA	129,663	4,096,836
Lowe's Companies, Inc.	24,168	5,911,251
The Home Depot, Inc.	15,275	6,119,318
TJX Companies, Inc.	24,321	1,687,877
		19,012,199
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA (a)	25,511	1,617,300
Capri Holdings Ltd. (a)	2,990	177,068
LVMH Moet Hennessy Louis Vuitton SE	1,817	1,414,849
Moncler SpA	10,362	753,039
NIKE, Inc. Class B	14,296	2,419,455
On Holding AG	37	1,486
Ralph Lauren Corp.	1,793	208,060
		6,591,257
TOTAL CONSUMER DISCRETIONARY		73,893,522
CONSUMER STAPLES - 1.9%
Beverages - 1.7%
Diageo PLC	92,116	4,648,933
Monster Beverage Corp. (a)	27,819	2,330,676
The Coca-Cola Co.	93,245	4,890,700
		11,870,309
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	4,081	1,355,178
L'Oreal SA (a)	177	79,922
The Honest Co., Inc.	12,182	104,034
		1,539,134
TOTAL CONSUMER STAPLES		13,409,443
ENERGY - 3.6%
Energy Equipment & Services - 0.1%
Halliburton Co.	33,866	731,167
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp. (a)	61,914	1,087,210
Canadian Natural Resources Ltd.	43,358	1,773,081
Denbury, Inc. (a)	23	1,831
Devon Energy Corp.	55,053	2,315,529
EOG Resources, Inc.	56,895	4,949,865
EQT Corp. (a)	17,490	339,831
Exxon Mobil Corp.	64,674	3,870,092
Hess Corp.	52,110	3,883,237
Pioneer Natural Resources Co.	15,665	2,793,383
Range Resources Corp. (a)(c)	78,122	1,528,066
Reliance Industries Ltd. sponsored GDR (d)	16,540	1,056,906
Suncor Energy, Inc.	9,193	223,951
		23,822,982
TOTAL ENERGY		24,554,149
FINANCIALS - 7.7%
Banks - 3.1%
Bank of America Corp.	180,980	8,048,181
JPMorgan Chase & Co.	26,493	4,207,883
M&T Bank Corp.	1,028	150,715
PNC Financial Services Group, Inc.	2,077	409,169
SVB Financial Group (a)	249	172,390
Wells Fargo & Co.	176,318	8,424,474
		21,412,812
Capital Markets - 2.4%
Antin Infrastructure Partners SA	3,368	126,354
BlackRock, Inc. Class A	4,408	3,987,521
Charles Schwab Corp.	19,484	1,507,867
Coinbase Global, Inc.	3,487	1,098,405
Goldman Sachs Group, Inc.	5,326	2,029,153
Morgan Stanley (c)	60,804	5,765,435
Morningstar, Inc.	2,075	643,935
MSCI, Inc.	1,862	1,172,036
State Street Corp.	2,665	237,105
		16,567,811
Consumer Finance - 0.8%
American Express Co.	21,335	3,249,321
Capital One Financial Corp. (c)	18,491	2,598,540
		5,847,861
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. Class B (a)	6,754	1,868,764
Insurance - 1.1%
American Financial Group, Inc.	8,987	1,200,753
Arthur J. Gallagher & Co.	17,972	2,927,639
Chubb Ltd.	1,756	315,149
Hartford Financial Services Group, Inc.	7,920	523,512
Progressive Corp.	11,199	1,040,835
The Travelers Companies, Inc.	10,605	1,558,405
		7,566,293
TOTAL FINANCIALS		53,263,541
HEALTH CARE - 7.4%
Biotechnology - 0.7%
Intellia Therapeutics, Inc. (a)	2,766	318,118
Nuvalent, Inc. Class A	2,496	53,240
Regeneron Pharmaceuticals, Inc. (a)	7,629	4,856,087
		5,227,445
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	67,379	2,565,119
DexCom, Inc. (a)	390	219,410
Stryker Corp.	19,425	4,596,538
		7,381,067
Health Care Providers & Services - 1.9%
agilon health, Inc.	7,469	164,318
Cigna Corp.	2,064	396,082
Guardant Health, Inc. (a)	2,740	288,029
Humana, Inc.	5,387	2,260,978
UnitedHealth Group, Inc.	23,268	10,336,111
		13,445,518
Life Sciences Tools & Services - 1.8%
Bio-Techne Corp.	241	113,759
Bruker Corp.	20,628	1,670,662
Danaher Corp.	8,528	2,742,946
IQVIA Holdings, Inc. (a)	1,001	259,389
Maravai LifeSciences Holdings, Inc.	9,325	428,391
Sartorius Stedim Biotech	1,105	653,408
Stevanato Group SpA	5,427	129,488
Thermo Fisher Scientific, Inc. (c)	9,881	6,252,993
		12,251,036
Pharmaceuticals - 1.9%
Eli Lilly & Co.	34,741	8,617,158
Royalty Pharma PLC	5,996	238,461
Zoetis, Inc. Class A	19,052	4,230,306
		13,085,925
TOTAL HEALTH CARE		51,390,991
INDUSTRIALS - 5.0%
Aerospace & Defense - 0.9%
Airbus Group NV (a)	9,031	1,008,040
Howmet Aerospace, Inc.	26,739	752,168
Northrop Grumman Corp.	4,311	1,503,677
The Boeing Co. (a)	16,628	3,289,850
		6,553,735
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	9,681	1,920,420
Building Products - 0.7%
Fortune Brands Home & Security, Inc.	4,216	423,834
Trane Technologies PLC	23,744	4,431,818
		4,855,652
Construction & Engineering - 0.8%
Quanta Services, Inc. (c)	46,471	5,287,470
Electrical Equipment - 0.7%
Acuity Brands, Inc.	11,441	2,303,645
AMETEK, Inc.	9,455	1,290,608
Array Technologies, Inc. (a)	875	15,763
Fluence Energy, Inc.	3,200	101,408
Plug Power, Inc. (a)(b)	7,785	310,232
Rockwell Automation, Inc.	1,970	662,314
		4,683,970
Industrial Conglomerates - 0.3%
General Electric Co.	22,545	2,141,550
Machinery - 0.3%
Otis Worldwide Corp.	22,582	1,815,593
Professional Services - 0.2%
Experian PLC	24,603	1,105,962
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	27,202	1,904,956
Lyft, Inc. (a)	257	10,437
Old Dominion Freight Lines, Inc.	2,482	881,532
Uber Technologies, Inc. (a)	42,004	1,596,152
		4,393,077
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	25,866	1,449,531
Azelis Group NV	4,000	114,022
		1,563,553
TOTAL INDUSTRIALS		34,320,982
INFORMATION TECHNOLOGY - 18.4%
IT Services - 1.7%
Accenture PLC Class A	10,353	3,700,162
MasterCard, Inc. Class A	18,267	5,752,644
MongoDB, Inc. Class A (a)	946	471,203
Snowflake Computing, Inc. (a)	1,649	560,907
Square, Inc. (a)	4,739	987,276
TDCX, Inc. ADR	30	570
Twilio, Inc. Class A (a)	1,800	515,070
		11,987,832
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	25,133	3,980,313
Applied Materials, Inc.	3,065	451,137
ASML Holding NV	2,469	1,954,238
GlobalFoundries, Inc.	10,597	733,736
KLA Corp.	3,183	1,299,078
Lam Research Corp.	3,087	2,098,697
Marvell Technology, Inc.	188,589	13,421,879
Microchip Technology, Inc.	2,002	167,027
NVIDIA Corp.	53,139	17,363,700
Teradyne, Inc.	18,534	2,833,293
		44,303,098
Software - 8.0%
Adobe, Inc. (a)	8,125	5,442,531
Confluent, Inc.	3,121	243,500
Coupa Software, Inc. (a)	409	80,434
Crowdstrike Holdings, Inc. (a)	1,101	239,071
DocuSign, Inc. (a)	3,021	744,254
Dynatrace, Inc. (a)	8,036	505,063
HubSpot, Inc. (a)	2,636	2,127,015
Intuit, Inc.	7,742	5,050,107
Mandiant, Inc. (a)	10,521	178,541
Microsoft Corp.	92,426	30,555,111
Salesforce.com, Inc. (a)(c)	26,909	7,667,989
Tenable Holdings, Inc. (a)	4,315	213,161
Workday, Inc. Class A (a)	7,059	1,935,790
		54,982,567
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	85,818	14,185,715
Samsung Electronics Co. Ltd.	22,862	1,377,695
		15,563,410
TOTAL INFORMATION TECHNOLOGY		126,836,907
MATERIALS - 2.8%
Chemicals - 1.4%
Albemarle Corp. U.S.	2,598	692,341
Celanese Corp. Class A	2,804	424,413
CF Industries Holdings, Inc. (c)	21,537	1,304,927
DuPont de Nemours, Inc.	48,886	3,615,609
International Flavors & Fragrances, Inc.	5,488	780,229
Linde PLC	1,057	336,274
Olin Corp.	12,475	678,016
Sherwin-Williams Co.	2,733	905,279
The Mosaic Co.	31,986	1,094,561
		9,831,649
Containers & Packaging - 0.2%
Avery Dennison Corp.	5,613	1,151,058
Metals & Mining - 1.2%
First Quantum Minerals Ltd.	25,226	537,715
Franco-Nevada Corp.	1,344	184,306
Freeport-McMoRan, Inc.	143,812	5,332,549
Nucor Corp.	21,194	2,252,074
		8,306,644
TOTAL MATERIALS		19,289,351
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	9,942	2,609,576
Equity Residential (SBI)	17,502	1,493,096
Lamar Advertising Co. Class A	12,664	1,383,669
		5,486,341
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (a)	3,325	781,076
Realogy Holdings Corp. (a)	6,190	94,026
		875,102
TOTAL REAL ESTATE		6,361,443
UTILITIES - 0.3%
Electric Utilities - 0.2%
NextEra Energy, Inc.	14,429	1,252,149
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	12,442	462,637
NextEra Energy Partners LP	2,260	192,213
		654,850
TOTAL UTILITIES		1,906,999
TOTAL COMMON STOCKS (Cost $342,450,226)		468,370,810

Fixed-Income Funds - 30.4%
	Shares	Value ($)
Fidelity High Income Central Fund (e)	313,421	35,648,475
Fidelity Investment Grade Bond Central Fund (e)	1,516,221	173,637,658
TOTAL FIXED-INCOME FUNDS (Cost $208,351,465)		209,286,133

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f)	12,083,821	12,086,237
Fidelity Securities Lending Cash Central Fund 0.07% (f)(g)	1,143,836	1,143,950
TOTAL MONEY MARKET FUNDS (Cost $13,230,187)		13,230,187

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $564,031,878)	690,887,130
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,136,775)
NET ASSETS - 100.0%	689,750,355

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Airbnb, Inc. Class A	Chicago Board Options Exchange	29	500,366	195.00	12/17/21	(4,234)
Capital One Financial Corp.	Chicago Board Options Exchange	32	449,696	184.00	12/17/21	(352)
CF Industries Holdings, Inc.	Chicago Board Options Exchange	74	448,366	70.00	12/17/21	(2,035)
Morgan Stanley	Chicago Board Options Exchange	127	1,204,214	110.00	12/17/21	(1,397)
Quanta Services, Inc.	Chicago Board Options Exchange	75	853,350	125.00	12/17/21	(5,625)
Range Resources Corp.	Chicago Board Options Exchange	133	260,148	28.00	12/17/21	(998)
Salesforce.com, Inc.	Chicago Board Options Exchange	67	1,909,232	320.00	12/17/21	(15,779)
Thermo Fisher Scientific, Inc.	Chicago Board Options Exchange	21	1,328,943	620.00	12/17/21	(48,825)

TOTAL WRITTEN OPTIONS						(79,245)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $6,954,315.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,056,906 or 0.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	8,362,705	33,935,187	30,211,655	1,469	-	-	12,086,237	0.0%
Fidelity High Income Central Fund	35,477,867	1,713,663	989,150	459,831	(1,357)	(552,548)	35,648,475	1.6%
Fidelity Investment Grade Bond Central Fund	151,852,605	23,192,729	-	835,871	-	(1,407,676)	173,637,658	0.5%
Fidelity Securities Lending Cash Central Fund 0.07%	1,344,000	13,183,486	13,383,536	4,062	-	-	1,143,950	0.0%
Total	197,037,177	72,025,065	44,584,341	1,301,233	(1,357)	(1,960,224)	222,516,320

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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